September 30, 2009

THE DREYFUS/LAUREL FUNDS, INC.
-Dreyfus BASIC S&P 500 Stock Index Fund
-Dreyfus Bond Market Index Fund
-Dreyfus Strategic Income Fund
THE DREYFUS/LAUREL FUNDS TRUST
-Dreyfus High Yield Fund
DREYFUS INVESTMENT FUNDS
-Dreyfus/The Boston Company Small/Mid Cap Growth Fund
ADVANTAGE FUNDS, INC.
-Dreyfus Midcap Value Fund
-Dreyfus Total Return Advantage Fund
DREYFUS MANAGER FUNDS I
-Dreyfus S&P STARS Opportunities Fund
DREYFUS INDEX FUNDS, INC.
-Dreyfus Smallcap Stock Index Fund
- Dreyfus International Stock Index Fund
DREYFUS MIDCAP INDEX FUND, INC.
STRATEGIC FUNDS, INC.
-Dreyfus Select Managers Small Cap Value Fund
DREYFUS PREMIER GNMA FUND, INC.
-Dreyfus GNMA Fund
DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND

Supplement to Current Statement of Additional Information

The following information supplements the information contained in the section of the respective Fund’s Statement of Additional Information entitled “Description of the Company and Fund[s]--Investment Restrictions”:

The Fund has adopted a policy prohibiting it from operating as a fund-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.

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With respect to each Fund, except Dreyfus BASIC S&P 500 Stock Index Fund, Dreyfus Bond Market Index Fund, Dreyfus Smallcap Stock Index Fund, Dreyfus International Stock Index Fund, Dreyfus Midcap Index Fund, Inc., Dreyfus GNMA Fund and Dreyfus Short-Intermediate Government Fund, the following information supplements the information pertaining to the Fund’s Class I shares contained in the section of the respective Fund’s Statement of Additional Information entitled “How to Buy Shares”:

Class I shares are offered to certain funds in the Dreyfus Family of Funds.

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With respect to Dreyfus GNMA Fund, the following information supplements the information pertaining to Dreyfus GNMA Fund’s Class Z shares contained in the section of Dreyfus GNMA Fund’s Statement of Additional Information entitled “How to Buy Shares”:

Class Z shares are offered to certain funds in the Dreyfus Family of Funds.